    AS FILED WITH THE SECURITES AND EXCHANGE COMMISSION on March 23, 2004
                        Securities Act File No. 333-92415
                    Investment Company Act File No. 811-9721


               ----------------------------------------------------
                     U.S SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C., 20549
               ----------------------------------------------------


                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                        Pre-Effective Amendment No.    [ ]
                       Post-Effective Amendment No. 11 [X]


                                       And


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              Amendment No. 14 [X]


               ----------------------------------------------------

                               FIXED INCOME SHARES
               (Exact Name of Registrant as Specified in Charter)

      C/O PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas.
                               New York, NY 10105
               (Address of Principal Executive Officer) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 739-3502

                          ----------------------------

                                    Copy to:

         Newton B. Schott, Jr.                    J.B. Kittredge, Jr. Esquire
c/o PIMCO Advisors Distributors LLC                    Ropes & Gray LLP
         2187 Atlantic Street                       One International Place
          Stamford, CT 06902                      Boston, Massachusetts 02110

              -----------------------------------------------------

It is proposed that this filing will become effective:


         [X] Immediately upon filing pursuant to paragraph (b),
         [ ] On March 1, 2004 pursuant to paragraph (b),
         [ ] 60 days after filing pursuant to paragraph (a)(1),
         [ ] On ________ pursuant to paragraph (a)(1),
         [ ] 75 days after filing pursuant to paragraph (a)(2),
         [ ] On_________ pursuant to paragraph (a)(2), of Rule 485.


If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment


This amendment is being filed to add Exhibit h(vi) to Post-Effective Amendment No. 10 to the Trust's Registration Statement filed on February 27, 2004. No information contained in Parts A or B of Post-Effective Amendment No. 10, which are incorporated herein by reference in their entirety, is amended, deleted or superseded.

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

         The letter of each exhibit relates to the exhibit designation in Form N-1A:

     (a) (i) Amended and Restated Agreement and Declaration of Trust, dated April 10, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

         (ii) Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust, dated November 20, 2003, adding Allianz Dresdner Daily Asset Fund as a Series of the Trust, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

         (iii) Amendment No. 2 to Amended and Restated Agreement and Declaration of Trust, adding FISH: Series R as a Series of the Trust.*

     (b) Amended and Restated By-Laws, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

     (c) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Agreement and Declaration of Trust, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

     (d) (i) Investment Advisory Agreement between the Trust and PIMCO Advisors L.P., dated March 16, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

         (ii) Novation of Investment Advisory Agreement by and among the Trust, Allianz Dresdner Asset Management of America L.P. (f/k/a PIMCO Advisors L.P.) and PIMCO Funds Advisors LLC (f/k/a PIMCO Funds Advisors LLC), dated February 26, 2002, previously filed with Post-Effective Amendment No. 4 on February 28, 2003, and incorporated herein by reference.

         (iii) Addendum to Investment Advisory Agreement between the Trust and PIMCO Advisors Fund Management LLC to add FISH: Series R.*

         (iv) Portfolio Management Agreement between Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and Pacific Investment Management Company, dated as of March 15, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001, and incorporated herein by reference.

         (v) Novation of Portfolio Management Agreement by and among Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), PIMCO Funds Advisors LLC and Pacific Investment Management Company LLC, dated as of February 26, 2002, previously filed with Post-Effective Amendment No. 4 on February 28, 2003, and incorporated herein by reference.

         (vi) Addendum to Portfolio Management Agreement between PIMCO Advisors Fund Management and Pacific Investment Management Company to add FISH:
         Series R.*

         (vii) Form of Investment Advisory Agreement between Dresdner Advisors LLC and the Trust relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

     (e) (i) Distribution Contract between the Trust and PIMCO Advisors Distributors LLC (formerly known as PIMCO Funds Distributors LLC), dated as of March 15, 2000, previously filed with Post-Effective Amendment No 2 on February 27, 2001 and incorporated herein by reference.

         (ii) Supplement to Distribution Contract between the Trust and PIMCO Advisors Distributors LLC to add FISH: Series R.*

         (iii) Form of Distribution Contract between the Trust and PIMCO Advisors Distributors LLC relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

     (f) Not applicable.

     (g) (i) Custody and Investment Accounting Agreement among the Trust, State Street Bank and Trust Company and PIMCO Advisory Services, dated as of March 10, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001, and incorporated herein by reference.


         (ii) Form of Custody and Investment Accounting Agreement between State Street Bank and Trust Company and the Trust relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 10 on February 27, 2004 and incorporated herein by reference.


     (h) (i) Administration Agreement between the Trust and PIMCO Advisory Services, dated March 15, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

         (ii) Administration Agreement between the Trust and PIMCO Advisors Fund Management LLC (f/k/a PIMCO Funds Advisors LLC), dated as of February 26,

         2002, previously filed with Post-Effective Amendment No. 4 on February 28, 2003, and incorporated herein by reference.

         (iii) Supplement to the Administraton Agreement between the Trust and PIMCO Advisors Fund Management LLC (f/k/a PIMCO Funds Advisors LLC) to add FISH: Series R.*

         (iv) Form of Administration Agreement between PIMCO Advisors Fund Management LLC and the Trust relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

         (v) Transfer Agency and Service Agreement between PIMCO Advisors Fund Management LLC (f/k/a PIMCO Advisors L.P.) and State Street Bank and Trust Company, dated as of September 15, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

         (vi) Form of Transfer Agency and Service Agreement between Boston Financial Data Services and the Trust relating to the Allianz Dresdner Daily Asset Fund, filed herewith.


         (vii) Form of Notification of Obligation to Reimburse Certain Fund Expenses in connection with the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

     (i) (i) Opinion and Consent of Counsel -- incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant's Registration Statement, filed with the SEC on March 17, 2000 and incorporated herein by reference.

         (ii) Opinion and Consent of Counsel relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.


         (j) Consent of Independent Accountants, previously filed with Post-Effective Amendment No. 10 on February 27, 2004 and incorporated herein by reference.


     (k) Not applicable.

     (l) Initial Capital Agreement, dated March 16, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

     (m) Not applicable.

     (n) Not applicable.

     (o) Reserved

     (p) **(i) Code of Ethics-Fixed Income SHares, previously filed with Post-Effective Amendment No. 3 on February 14, 2002 and incorporated herein by reference.

         (ii) Code of Ethics-PIMCO, previously filed with Post-Effective Amendment No. 9 on February 27, 2004 and incorporated herein by reference.

         (iii) Code of Ethics-PIMCO Advisors Distributors LLC., previously filed with Post-Effective Amendment No. 9 on February 27, 2004 and incorporated herein by reference.

         (iv) Code of Ethics-PIMCO Advisors Fund Management LLC, previously filed with Post-Effective Amendment No. 9 on February 27, 2004 and incorporated herein by reference.

     (q) Power of Attorney for Paul Belica and Robert E. Connor, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

*To be filed by amendment.

**Because the Allianz Dresdner Daily Asset Fund is a money market fund, there are no codes of ethics applicable to it.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Not applicable.

ITEM 25. INDEMNIFICATION.

         Reference is made to Article VIII, Section 1, of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and , therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as express in the Act and will e governed by the final adjudication of such issue.

ITEM  26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND FUND
MANAGERS.

         See "Management of the Fund" in the Prospectuses and "How the Fund is Managed" in the Statements of Additional Information regarding the business of the investment adviser of the relevant series of the Trust. Set forth below is information as to the business, profession, vocation or employment of a substantial nature of each of the officer and directors of the each investment adviser of the Trust and the subadviser.

The information relating to PIMCO Advisors Fund Management LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

The information relating to Dresdner Advisors LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

The information relating to the sub-adviser, Pacific Investment Management Company LLC, is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

ITEM 27. PRINCIPAL UNDERWRITERS.

     a. PIMCO Advisors Distributors LLC (the "Distributor") serves as Distributor of shares of the Registrant and also of PIMCO Funds: Multi-Manager Series and PIMCO Funds: Pacific Investment Management Series. The Distributor is an affiliate of PIMCO Advisors Fund Management LLC and Dresdner Advisors LLC, investment advisers to the series of the Registrant.

     b.



Name and Principal Business           Positions and Offices with             Positions and Offices with
Address***                            Principal Underwriter                  Registrant

Erik M. Aarts                         Vice President, Fixed Income           None
                                      Product Manager
Kiley Andresen                        Vice President, National Accounts      None
                                      Manager
Lincoln Baca                          Vice President                         None
Michael E. Brannan                    Vice President                         None
Deborah P. Brennan                    Vice President, Compliance             None
                                      Officer
Matthew W. Brown                      Vice President                         None
Frederick J. Bruce                    Vice President                         None
Martin J. Burke                       Senior Vice President,                 None


                                       5



                                      Divisional Sales Manager
Terry L. Bussard                      Vice President                         None
Paul C. Cahill                        Vice President                         None
Timothy R. Clark                      Managing Director and                  None
                                      Executive Vice President,
                                      Product Development
Cindy Colombo                         Vice President, Retirement             None
                                      Plans
Lesley E. Cotten                      Vice President, On-Line                None
                                      Content Development
                                      Manager
Patrick M. Coyne                      Vice President, International          None
                                      Product Manager
Paul DeNicolo                         Vice President                         None
Jonathan P. Fessel                    Vice President                         None
Michael J. Gallagher                  Vice President                         None
Joseph F. Gengo                       Vice President                         None
Ronald H. Gray                        Vice President                         None
Daniel F. Hally                       Vice President                         None
JoAnn Ham                             Vice President                         None
Ned E. Hammond Jr.                    Vice President                         None
Derek B. Hayes                        Sr. Vice President,                    None
                                      Operations
Kristina S. Hooper                    Vice President, Equity                 None
                                      Product Manager


Christopher J. Horan                  Vice President                         None
John B. Hussey                        Vice President                         None
Brian Jacobs                          Managing Director and
                                      Senior Vice President,                 None
                                      National Sales Director
Stephen R. Jobe                       Sr. Vice President,                    None
                                      Marketing




Dustin P. Kanode                      Vice President                         None
Andrew G. Laing                       Vice President                         None
Stephen R. Laut                       Vice President                         None
William E. Lynch                      Senior Vice President,
                                      Divisional Sales Manager
Stephen A. Maginn                     Managing Director and                  None
                                      Executive Vice President,
                                      Sales


                                       6



Andrew J. Maloney                     Vice President                         None
John Maney                            Chief Financial Officer and            None
                                      Treasurer
Ann H. McAdams                        Vice President                         None
Joseph McMenamen                      Vice President                         None
Wayne F. Meyer                        Vice President                         None
Andrew Jay Meyers                     Managing Director and                  None
                                      Executive Vice President,
                                      Director of Marketing
Rosalie L. Milburn                    Vice President                         None
Laura Miller                          Compliance Officer                     None

Fiora N. Moyer                        Vice President                         None

Kerry A. Murphy                       Vice President, National               None
                                      Accounts Manager

George E. Murphy                      Vice President                         None

Phillip J. Neugebauer                 Managing Director and Sr. Vice         None
                                      President, Public Relations

Vinh T. Nguyen                        Vice President, Controller             None

Kelly Orr                             Vice President                         None

Joffrey H. Pearlman                   Vice President                         None

Glynne P. Pisapia                     Vice President                         None

Frank C. Poli                         Vice President, Compliance             None
                                      Officer

Jennifer L. Quigley                   Vice President                         None

Robert J. Rokose                      Vice President, Controller             None

James Scott Rose                      Vice President                         None

Jay S. Rosoff                         Senior Vice President, Divisional      None
                                      Sales Manager

Stephen M. Rudman                     Senior Vice President, Divisional      None
                                      Sales Manager

Anne Marie Russo                      Vice President, Human  Resources       None




                                       7




James M. Sambrook                     Vice President, Manager,               None
                                      Systems

Newton B. Schott Jr.                  Managing Director, General             Secretary
                                      Counsel Executive
Eugene M. Smith                       Vice President, Design Director        None
Jr.

Cathy Smith                           Vice President, Copy Director          None

Robert M. Smith                       Vice President                         None

Stewart Smith                         Assistant Secretary                    None

Frederick S. Teceno                   Vice President                         None

William H. Thomas Jr.                 Senior Vice President, Divisional      None
                                      Sales Manager

Kathleen C. Thompson                  Vice President, National               None
                                      Account Liaison

Stephen J. Treadway                   Managing Director and Chief            Chairman
                                      Executive Officer

Paul H. Troyer                        Senior Vice President                  None

Teresa L. Vlachos                     Vice President,                        None
                                      Sales Desk Manager

James Ward                            Director of Human Resources            None

Nicholas K. Willett                   Senior Vice President,                 None
                                      Divisional Sales Manager

Glen A. Zimmerman                     Vice President, Database               None
                                      Marketing Manager


***Except as noted, the principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902.

     c. The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105.

ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS.

Not applicable.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust of Fixed Income SHares (the "Trust"), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 23rd day of March, 2004, and the Registrant hereby certifies that the amendment meets all the requirements under Section (b) of Rule 485 under the Securities Act of 1933.



                                             FIXED INCOME SHARES



                                             By: /s/ Brian S. Shlissel
                                                 ------------------------------
                                                 Brian S. Shlissel
                                                 President and Chief Executive
                                                 Officer


         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Name                                        Capacity                   Date
----                                        --------                   ----
/s/ Brian S. Shlissel                President and Chief                March 23, 2004
------------------------------       Executive Officer
Brian S. Shlissel                    (principal executive
                                     officer)


/s/ Lawrence G. Altadonna            Treasurer                          March 23, 2004
------------------------------       (principal financial
Lawrence G. Altadonna                officer and principal
                                     accounting officer)


*                                    Trustee                            March 23, 2004
------------------------------
Paul Belica

*                                    Trustee                            March 23, 2004
------------------------------
Robert E. Connor

* By: /s/ Brian S. Shlissel
      ------------------------------
         Attorney-in-Fact by Power of Attorney
         Previously filed
         Date:  March 23, 2004

                                  EXHIBIT INDEX



   h(vi) Form of Transfer Agency and Service Agreement with respect to the Allianz Dresdner Daily Asset Fund.